Note 7 - Income Taxes - Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance, beginning of year	$ 175	$ 118
Additions for tax positions related to the current year	0	0
Additions for tax positions related to prior years	61	57
Reductions due to lapse of statutes of limitations	0	0
Decreases related to settlements with tax authorities	0	0
Balance, end of year	$ 236	$ 175